NON—CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
NON—CONTROLLING INTERESTS	NON—CONTROLLING INTERESTS
In September 2018, the Company entered into a real estate partnership for the development of Latam Parque Logistico Coyol II in Costa Rica. The partnership includes two entities that the Company consolidates, despite it not owning 100% of the equity (Latam Propco El Coyol Dos S de R.L. and Latam Logistic Pan Holdco El Coyol II S de R.L., collectively, “Latam Parque Logistico Coyol II”). The Company reports a non-controlling interest in relation to this partnership. The Company has complete responsibility, authority and discretion in key decision activities management of the partnership. The Company, through its position of Directing Partner, is responsible for the operations of Latam Parque Logistico Coyol II and has the existing rights and ability to direct the relevant activities of the entities, indicating the Company’s power over the non-controlling investee.
In December 2021, the Company entered into a real estate partnership for the development of Latam Parque Logistico San Jose in Costa Rica. The partnership includes three entities that the Company consolidates but while not owning 100% of the equity (Latam Logistic Pan Holdco Verbena I S de R.L., Latam Logistic Pan Holdco Verbena II S, S.R.L., and 3101784433, S.R.L., collectively, “Latam Parque Logistico San José — Verbena”). The Company reports a non-controlling interest in relation to this partnership. The Company has complete responsibility, authority and discretion in the day-to-day management of the partnership. Through its position as Managing Partner, the Company is responsible for the daily operations of Latam Parque Logistico San José — Verbena without prior approval of the other managers and equity holders, and has the existing rights and ability to direct the relevant activities of the entities, indicating the Company’s power over the non-controlling investees.
In March 2021, the Company entered into a real estate partnership with Capia Sociedad Administradora de Fondos de Inversion, S.A., through its investment fund Capia Radix Fondo de Inversion (Capia Radix) (together as “CAPIA”), an investment fund managed by CAPIA for the development of Parque Logístico Callao located in the submarket of Callao in Lima, Peru within the Jorge Chavez International Lima Airport land concession. Parque Logístico Callao will be developed in four phases of a building per phase. The partnership includes one entity that the Company consolidates but does not own 100% of its equity (Parque Logístico Callao, S.R.L., “Parque Logístico Callao”). According to the initial terms of the partnership agreement, the Company participation in the partnership entity will be 50% during the construction of the first two phases with a dilution in the construction of the remaining two phases for a total participation of 33% at the end of the fourth phase. On November 24, 2023, both partners agreed to modify the ownership interest, whereas CAPIA became owner of 60% of the shares of the Partnership and LPA’s interest was decreased to 40%, which was supported by an additional capital contribution from CAPIA to the Partnership, effective as of the date of the agreement. The Company reports a non-controlling interest in relation to this partnership. The Company has complete responsibility, authority and discretion in the day-to-day management of the partnership. The Company, through the position of General Manager, is responsible for the daily operations of Parque Logístico Callao, and has the existing rights and ability to direct the relevant activities of the entity, indicating the Company’s power over the non-controlling investee.
On September 17, 2021, the Company entered into a real estate partnership for the acquisition of LatAm Lagunilla Industrial Park in Costa Rica. The partnership includes two entities that the Company consolidates, but does not own 100% of the equity (Latam Logistic Pan Holdco Lagunilla I, S.R.L., and Latam Logistic Propco Lagunilla I S de R.L., collectively, “Latam Lagunilla Industrial Park”). The Company reports a non-controlling interest in relation to this partnership. The Company has complete responsibility, authority and discretion in the day-to-day management of the partnership, and it has the ability to direct the relevant activities of Latam Lagunilla Industrial Park, indicating the Company’s power over the non-controlling investee. On October 31, 2022, the Company sold its interest in the real estate partnership to the non-controlling investee and recognized a loss of $486,863 in the loss on sale of investment properties in the consolidated statements of profit or loss for the year ended December 31, 2022. As of December 31, 2022, the two entities within Latam Lagunilla Industrial Park were no longer consolidated within the Company’s consolidated financial statements.
The following table summarizes the Company's ownership percentages and the NCI amount as of December 31, 2024 and 2023. Each NCI partnership in the following table corresponds to multiple entities in Note 2f.

		Ownership Percentage		NCI
Entity	Country	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Latam Parque Logistico Coyol II	Costa Rica	50.0%	50.0%	$4,504,604	$4,818,254
Latam Parque Logistico San José - Verbena	Costa Rica	23.6%	23.6%	24,013,584	27,971,004
Parque Logístico Callao	Peru	40.0%	40.0%	13,318,354	5,827,257
Total				$41,836,542	$38,616,515
During the years ended December 31, 2024, 2023 and 2022 the partnership entities' distributions to the NCI partners were as follows:

	2024	2023	2022

Latam Parque Logístico Coyol II	$800,000	$3,675,054	$350,000
Latam Parque Logístico San José - Verbena	9,142,800	847,882	754,231
Latam Lagunilla Industrial Park	—	—	963,572
Total distributions to non-controlling partners	$9,942,800	$4,522,936	$2,067,803
Total cash paid for NCI distribution was $9,561,850, $4,522,936, and $2,067,803 during the years ended December 31, 2024, 2023, and 2022, respectively. There were $380,950 of outstanding NCI payables included in other current liabilities as of December 31, 2024, and no outstanding NCI payables as of December 31, 2023 and 2022.
During the years ended December 31, 2024, 2023 and 2022 the partnership entities' contributions to the NCI partners were as follows:

	2024	2023	2022

Parque Logístico Callao	$3,303,450	$5,870,313	$700,000
Total cash received from NCI contributions was $3,303,450, $5,868,152, and $700,000 during the years ended December 31, 2024, 2023, and 2022, respectively. There were $2,162 of outstanding NCI receivables included in lease and other receivables, net as of December 31, 2023, and no outstanding NCI receivables as of December 31, 2024 and 2022.
Summarized financial information of non-controlling partnership entities’ total assets and total liabilities as of December 31, 2024 and 2023 was as follows:

	As of December 31, 2024
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$209,675	$4,773,465	$179,919
Lease and other receivables, net	24,804	3,274,430	1,654,241
Other current assets	142,777	49,802	256,011
NON-CURRENT ASSETS:
Investment properties	29,794,000	86,680,123	38,489,189
Property and equipment, net	—	22,233	4,407
Deferred tax asset	—	—	—
Restricted cash equivalents - long term	480,000	1,450,000	—
Total assets	$30,651,256	$96,250,053	$40,583,767

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$191,414	$2,364,596	$2,116,681
Due to affiliates	—	619,050	—
Other current liabilities	—	380,950	385,095
NON-CURRENT LIABILITIES:
Long term debt	17,948,614	57,325,213	—
Security deposits	195,000	476,932	448,194
Other non-current liabilities	—	—	12,925,194
Deferred tax liability	3,307,017	4,133,385	2,750,819
Total liabilities	$21,642,045	$65,300,126	$18,625,983

EQUITY:
Equity attributable to owners of the Company	$4,504,607	$6,936,343	$8,639,430
Non-controlling interests	$4,504,604	$24,013,584	$13,318,354

	As of December 31, 2023
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,301,121	$1,666,657	$25,267
Lease and other receivables, net	34,021	7,326,802	2,023,086
Other current assets	37,932	843,894	274,592
NON-CURRENT ASSETS:
Investment properties	29,708,000	80,878,055	12,879,976
Property and equipment, net	—	25,613	4,108
Deferred tax asset	—	—	688,485
Restricted cash equivalents - long term	480,000	—	—
Total assets	$31,561,074	$90,741,021	$15,895,514

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$229,988	$3,027,672	$3,148,102
Due to affiliates	—	15,269	—
Other current liabilities	—	—	325,811
NON-CURRENT LIABILITIES:
Long term debt	18,285,023	44,926,842	—
Security deposits	195,000	336,145	51,394
Other non-current liabilities	—	—	2,800,943
Deferred tax liability	3,214,523	5,863,957	—
Total liabilities	$21,924,534	$54,169,885	$6,326,250

EQUITY:
Equity attributable to owners of the Company	$4,818,286	$8,600,132	$3,742,007
Non-controlling interests	$4,818,254	$27,971,004	$5,827,257
For the years ended December 31, 2024, 2023 and 2022, net earnings attributable to NCI were as follows:

	2024	2023	2022

Profit (loss) attributable to non-controlling interests
Latam Parque Logistico Coyol II	$486,335	$(215,926)	$1,358,675
Latam Parque Logistico San Jose - Verbena	5,242,930	4,682,615	2,177,996
Latam Lagunilla Industrial Park	—	—	(111,583)
Parque Logístico Callao	4,130,112	(450,017)	(12,465)
Total	$9,859,377	$4,016,672	$3,412,623